GOODWILL	12 Months Ended
Dec. 31, 2019
GOODWILL
GOODWILL

19     GOODWILL

Goodwill consists of the following:

	December, 31
	2018	2019
	RMB	RMB
Beginning balance	3,365	52,782
Acquisition	49,417	—
Ending balance	52,782	52,782

There was no goodwill impairment for the years ended December 31, 2018 and 2019.